EARNINGS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EARNINGS PER SHARE
Bonus shares issued on forward share split (in shares)	14.396
Common Class A [Member] | Revela Inc [Member]
EARNINGS PER SHARE
Restrictions issued acquisition	313,529	391,911
Employee Stock Option
EARNINGS PER SHARE
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,194	182,823	414,993